Debt (Principal Payments due for Operating Partnership's Consolidated Indebtedness) (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended			12 Months Ended
	Jan. 11, 2010	Dec. 31, 2011 OperatingPartnershipsConsolidatedDebtedness [Member]		Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	Dec. 31, 2011 Convertible Debt [Member] Exchangeable Senior Notes Due Twenty Twenty Six [Member]	Dec. 31, 2010 Convertible Debt [Member] Exchangeable Senior Notes Due Twenty Twenty Six [Member]		Dec. 31, 2011 Convertible Debt [Member] Exchangeable Senior Notes Due 2030 [Member]	Dec. 31, 2010 Convertible Debt [Member] Exchangeable Senior Notes Due 2030 [Member]
Year 1		$ 40,479
Year 2		8,291
Year 3		339,020
Year 4		274,253
Year 5		543,426
Thereafter		477,109	[1]
Principal balance		1,682,578					19,800
Convertible Debt	$ 180,000			$ 180,000	$ 199,522		$ 19,522	[2]	$ 180,000	$ 180,000
Maturity date						Oct. 01, 2026			Jan. 15, 2030

[1]	Includes $180.0 million in principal payments of the Notes due 2030 based on a contractual maturity date of January 15, 2030.
[2]	In October 2011, the Operating Partnership repurchased and redeemed in full the outstanding principal amount of its Exchangeable Senior Notes due 2026 (the "Notes due 2026").